UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2012

BMC FUND, INC.

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2012, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2012, the Company paid the following dividends per share:

December 10, 2011 to shareholders of record November 25, 2011	$0.31
March 10, 2012 to shareholders of record February 25, 2012	0.25

Total	$0.56

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2012, with a total market value of $112,425,367.

Paul H. Broyhill, Chief Executive Officer

M. Hunt Broyhill, President

1

BMC Fund, Inc. Portfolio Holdings

Fixed Income
2.15%
Common Stocks
25.32%
Cash Equivalents
21.29%
Stock Mutual Funds
11.71%
Other Investments
14.12%
Bond Mutual Funds
25.41%

BMC Fund, Inc. Sector Diversification (% of common stocks)

Consumer Staples
16.91%
Consumer Discretionary
3.60%
Energy
28.38%
Utilities
15.19%
Financials
5.45%
Health Care
8.14%
Industrials
2.72%
Information Technology
10.14%
Materials
4.32%
Telecom Services
5.15%

2

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2012

ASSETS AT MARKET VALUE:
Investment securities (cost - $109,442,809)	$112,425,367
Cash and short-term investments	187,267
Receivables, accrued interest and dividends	263,698
Other assets	67,676

Total assets	112,944,008

LIABILITIES:
Call options written, at fair value (premiums received $657,507)	306,385
Payable to broker	1,517,829
Accounts payable and accrued expenses	4,326
Accounts payable to affiliates	114,997

Total liabilities	1,943,537

NET ASSETS AT APRIL 30, 2012 - EQUIVALENT TO $22.50 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$111,000,471

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	76,651,907
Undistributed net investment income	390,917
Realized gain on investments	762,848
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	3,333,680

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$111,000,471

See accompanying notes to financial statements.

3

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2012

INVESTMENT INCOME:
Income:
Interest - fixed income	$37,445
Other interest and dividends	1,494,044

Total income	1,531,489

Expenses:
Legal and professional fees	33,562
Directors' fees (Note 8)	35,000
Investment expense	30,964
Salaries	303,400
Property and liability insurance	25,855
Depreciation expense	3,481
Taxes and licenses	34,406
Rent	12,915
Office supplies and expense	27,976
Dues and subscriptions	24,370
Travel and entertainment	12,727

Total expenses	544,656

Investment income, net	986,833

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold	876,225
Change in unrealized appreciation of investments for the period	2,830,950

Net gain on investments	3,707,175

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,694,008

See accompanying notes to financial statements.

4

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2012 and 2011

	2012	2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$986,833	$1,424,505
Realized gains (losses) from investment securities sold	876,225	(360,344)
Change in unrealized appreciation (depreciation) of
investments for the year	2,830,950	5,335,118

Net increase (decrease) in net assets resulting from operations	4,694,008	6,399,279

Distributions to shareholders from:
Net realized gain on investment securities	(658,935)	(143,667)
Net investment income	(2,027,021)	(1,339,120)
Retained earnings prior to becoming an investment company	(76,681)	(983,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,931,371	3,932,639

NET ASSETS AT BEGINNING OF PERIOD	109,069,100	110,575,775

NET ASSETS AT END OF PERIOD (Including undistributed net investment income:
2012 - $390,917, 2011 - $464,537)	$111,000,471	$114,508,414

See accompanying notes to financial statements.

5

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.   Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.   Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the six months ended April 30, 2012, the Company purchased and sold securities in the amount of $24,126,319 and $21,864,731 (excluding short-term investments and options), respectively.

6

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.   Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.   Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2007 and thereafter are subject to possible future examinations by tax authorities.

E.   Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.   Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.   Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

H.   Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2012

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,417,171	$-	$-	$2,417,171
Mutual Funds
Bond Mutual Funds	28,571,645	-	-	28,571,645
Stock Mutual Funds	13,169,929	-	-	13,169,929
Other Investments
Limited Partnerships	-	-	15,879,843	15,879,843
Common Stocks
Common Stocks – Publicly Traded	28,452,676	-	-	28,452,676
Call Options	(76,525)	-	-	(76,525)
Put Options	(229,860)	-	-	(229,860)
Preferred Stocks	-	-	-	-
Short-term Investments	23,934,103	-	-	23,934,103
Total Investments	$96,239,139	$-	$15,879,843	$112,118,982

8

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the quarter ended April 30, 2012, for all Level 3 assets that are measured at fair value on a recurring basis.

			Realized &		Net
	Balance	Accrued	Unrealized	Net	Transfers	Balance
	as of	Discounts/	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2011	Premiums	Losses	Sales	Level 3	4/30/2012
Limited Partnerships	$16,414,126	$-	$947,614	$(1,481,897)	$-	$15,879,843
Total Investments	$16,414,126	$-	$947,614	$(1,481,897)	$-	$15,879,843

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2012, were as follows:

Gross appreciation (excess of value over tax cost)	$11,161,325
Gross depreciation (excess of tax cost over value)	(8,178,767)
Net unrealized appreciation	$2,982,558
Cost of investments for income tax purposes	$109,442,809

4.	CALL OPTIONS WRITTEN

As of April 30, 2012, portfolio securities valued at $3,100,465 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the six months ended April 30, 2012 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	623	$113,222
Options written	1,137	149,519
Options terminated in closing purchase transactions	(20)	(13,180)
Options expired	(528)	(84,825)
Options exercised	(521)	(82,978)
Options outstanding at April 30, 2012	691	$81,758

5.	PLEDGED COLLATERAL

As of April 30, 2012, short-term investments in the amount of $10,271,000 were pledged as collateral for put options sold by the Company.

9

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the six months from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2011, a distribution of $0.31 per share was paid to shareholders of record on November 25, 2011.

On March 10, 2012, a distribution of $0.25 was paid to shareholders of record on February 25, 2012.

The tax character of distributions paid for the six months ended April 30, 2012 is as follows:

Distributions paid from:
Ordinary income	$595,916
Long-term capital gains	1,502,668
Retained earnings prior to becoming an investment company	664,053
Total	$2,762,637

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under accounting principles generally accepted. The difference for the period ended April 30, 2012 reflects $390,917 of undistributed net investment income and $762,848 of realized gains on investments under generally accepted accounting principles.

7.	LINE OF CREDIT

On April 22, 2010 (renewed April 21, 2011), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of April 30, 2012, the Company had no borrowings from this line of credit, which expires on April 21, 2013.

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

10

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2012 amounted to $12,915. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2012 was $114,997.

10.	IMPAIRED SECURITIES

Selected securities at the end of the six months have significant investment impairment issues. These selected securities have an aggregate cost basis of $6,844,080 and have been assigned no value at April 30, 2012.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2012 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 25, 2012 at the Company’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1.     To elect the following 12 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2013
James T. Broyhill	1 year	2013
M. Hunt Broyhill	1 year	2013
Paul H. Broyhill	1 year	2013
W. Charles Campbell	1 year	2013
R. Donald Farmer	1 year	2013
Robert G. Fox, Jr.	1 year	2013
Jan E. Gordon	1 year	2013
Brent B. Kincaid	1 year	2013
John S. Little	1 year	2013
L. Glenn Orr, Jr.	1 year	2013
Allene B. Stevens	1 year	2013

2.     To vote upon such other business as may come before the meeting.

11

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2012 (Unaudited)

12.	SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, M. Hunt Broyhill, President, and Christopher R. Pavese, CFA, Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Company. Mr. Hunt Broyhill has had such responsibility since 2001. Mr. Hunt Broyhill has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

12

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2012 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

James T. Broyhill (84) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

Shepherd Street Equity Fund (1998-2008)
M. Hunt Broyhill (48) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007

President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Affinity Fund, LLC (2008-present), Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)

None

13

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2012 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Paul H. Broyhill (88) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976

Director, Chairman and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None
W. Charles Campbell (45) 2012 Cloister Drive Charlotte, NC 28211	Director	Since 2011

President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm

None

Allene B. Stevens (90) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor

14

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2012 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

Kevin P. Boudreau (49) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005 – present)	None
R. Donald Farmer (65) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None
Robert G. Fox, Jr. (62) 6525 Robin Hollow Drive Mint Hill, NC 28227	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None
Brent B. Kincaid (81) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (80) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None
L. Glenn Orr, Jr. (72) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	Managing Director, Orr Holdings, LLC, a private investment company (since 2009); Managing Director, The Orr Group, an investment banking firm (1995-2008)	Highwoods Properties, Inc. (1995-present); Medical Properties Trust (2005-present)

15

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2012 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Officer

Boyd C. Wilson, Jr. (59) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006

Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

FNB United Corp.
Carol Frye (54) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

16

BMC FUND, INC.
ADDITIONAL INFORMATION
Six Months Ended April 30, 2012 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

17

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six Months Ended April 30, 2012 (Unaudited), Years Ended October 31, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003 and the Seven Month Period Ended October 31, 2002

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003 and the seven month period ended October 31, 2002. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

												Seven Months
												Ended
												October 31,
	2012		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period	$22.11		$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46	$28.95
Net investment income	0.20		0.49	0.46	0.48	0.73	0.78	1.06	0.88	0.82	0.95	0.59
Net gains (losses) on investments	0.75		0.21	1.70	1.65	(10.98)	4.25	2.43	2.48	2.08	3.76	(3.45)
Total from investment operations	0.95		0.70	2.16	2.13	(10.25)	5.03	3.49	3.36	2.90	4.71	(2.86)
Less distributions:
Dividends from net investment income	0.41		0.27	0.46	0.92	1.04	2.03	2.37	-	0.65	0.45	0.56
Distributions from capital gains	0.13		0.53	-	-	1.42	0.27	0.41	1.46	0.48	0.55	0.07
Distributions from retained earnings	0.02		0.20	0.49	0.80	-	-	-	-	-	-	-
P. B. Realty, Inc. Spin-off	-		-	-	-	2.78	-	-	-	-	-	-
Total distributions	0.56		1.00	0.95	1.72	5.24	2.30	2.78	1.46	1.13	1.00	0.63
Net asset value, end of period	$22.50		$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94	$29.17	$25.46

Per share market value, end of period[1]	$18.00		$18.45	$18.00	$16.75	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	10.57	%*	3.79%	11.83%	12.72%	(39.42)%	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$111,000		$109,069	$110,576	$104,603	$102,574	$178,975	$165,500	$162,027	$152,623	$143,910	$125,596
Ratio of expenses to average net assets[3]	0.99	%*	0.97%	1.11%	1.18%	1.02%	0.75%	0.73%	0.60%	0.73%	0.73%	0.71%
Ratio of net investment income to average net assets[3]	1.79	%*	2.15%	2.11%	2.40%	2.37%	2.26%	3.20%	2.77%	2.70%	3.52%	3.78%
Portfolio turnover rate	19.87%		60.41%	38.08%	69.62%	67.44%	51.23%	48.22%	57.54%	40.10%	52.51%	31.95%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

18

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2012

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$253,880	$255,139
XEROX CORP MED TERM NTS BE		7.200%	4/1/2016	500,000	566,356	584,160
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	251,815	260,737
HUMANA INC		6.450%	6/1/2016	250,000	277,919	285,849
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,510	257,427
TRANSOCEAN INC		5.150%	12/15/2016	250,000	253,145	271,471
AVON PRODS INC		4.200%	7/15/2018	500,000	502,970	502,388
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,819,882	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	938,884	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,349,746	-

TOTAL INVESTMENTS IN FIXED INCOME				$8,750,000	$8,464,107	$2,417,171	2.18%

19

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS
ALLIANCEBERNSTEIN GLOBAL BOND FUND CLASS A	59,031.88	$500,000	$499,410
BERWYN INCOME FUND	10,150.38	135,000	135,508
CALAMOS CONV OPPORTUNITIES & INCOME FUND	30,000.00	272,656	377,100
DOUBLELINE CORE FIXED INCOME FUND I	45,085.66	500,000	502,705
DOUBLELINE EMERGING MARKETS FIXED INCOME FUND I	23,496.24	250,000	252,115
DOUBLELINE TOTAL RETURN BOND FUND I	226,010.04	2,500,000	2,531,312
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	712,955
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	569,365
FIDELITY STRATEGIC INCOME FUND	14,972.78	165,000	166,946
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	170,750
HARBOR BOND FUND INSTITUTIONAL	77,505.80	962,048	977,348
ISHARES BARCLAYS 3-7 YR TREAS BOND	8,750.00	981,443	1,071,263
ISHARES IBOXX $ INVEST GRADE CORP BOND	15,000.00	1,638,020	1,747,200
JANUS TRITON FUND T SHARES	2,916.88	31,006	53,262
JOHN HANCOCK PREFERRED INCOME FUND	5,000.00	112,075	113,150
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,778,883
LOOMIS SAYLES GLOBAL BOND FUND INSTITUTIONAL	59,153.31	1,000,000	1,004,423
MANNING & NAPIER PRO-BLEND CONSERV TERM S	3,804.54	50,753	50,638
METROPOLITIAN WEST TOTAL RETURN BOND M	57,364.25	603,400	609,208
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	230,596
PERMANENT PORTFOLIO	2,976.58	136,000	144,692
PIMCO CORPORATE INCOME FUND	12,500.00	153,357	199,500
PIMCO FUNDAMENTAL ADV TOTAL RETURN STRAT I	248,756.22	1,000,000	1,017,412
PIMCO INCOME INSTITUTIONAL	88,028.17	1,000,000	1,000,000
PIMCO ALL ASSET INSTITUTIONAL	81,168.83	1,000,000	992,695
PIMCO ALL ASSET ALL AUTHORITY INSTITUTIONAL	92,506.94	1,000,000	993,525
PIMCO GLOBAL ADV STRATEGY BOND INSTL	42,955.33	500,000	496,564
PIMCO GLOBAL MULTI-ASSET FUND D	108,980.84	1,235,000	1,228,214
PIMCO REAL RETURN INSTITUTIONAL	171,411.82	2,000,000	2,087,796
PIMCO TOTAL RETURN FUND INSTITUTIONAL	122,128.55	1,249,375	1,370,282
POWERSHARES PREFERRED PORT	5,000.00	66,915	71,850
TCW TOTAL RETURN BOND I	85,422.27	850,000	843,118
TEMPLETON EMERGING MKTS INCOME FUND	25,000.00	337,317	390,250
TEMPLETON GLOBAL INCOME FD	64,800.00	591,441	617,544

20

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS
THIRD AVE FOCUSED CREDIT INVESTOR	65,634.33	750,000	659,625
USAA SHORT-TERM BOND FUND	109,170.31	1,000,000	1,004,367
VANGUARD INTERM-TERM INVESTMENT-GRADE AD	186,831.27	1,650,552	1,900,074
TOTAL BOND MUTUAL FUNDS		$27,400,454	$28,571,645	25.74%

21

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
INCOME FD AMER INC CL A	5,963.03	$100,000	$104,532
TILSON DIVIDEND FUND	6,095.57	86,374	84,119
TOTAL U.S. LARGE CAP EQUITIES		186,374	188,651	0.17%

INTERNATIONAL EQUITIES
Foreign Large Blend
LONGLEAF PARTNERS FDS INTERNATIONAL	5,012.52	80,100	63,559
SPDR S&P INTL DIVIDEND	500.00	28,503	24,215
VANGUARD INTL GROWTH FUND ADMIRAL SHARES	2,728.76	150,000	160,315
VANGUARD TOTAL INTL STOCK FUND INV SHARES	3,501.49	51,962	50,281
		310,565	298,370	0.27%

Foreign Large Value
ISHARES INC MSCI CANADA INDEX	13,700.00	302,593	388,532
OAKMARK INTERNATIONAL FUND I	5,063.26	88,050	93,265
THORNBURG INTERNATIONAL VALUE A	2,409.34	70,136	64,064
		460,779	545,861	0.49%

Diversified Emerging Markets
ISHARES MSCI EMERGING MKTS INDEX	1,250.00	57,694	52,769
WESTERN ASSET EMRG MKTS DEBT PORTFOLIO	15,000.00	284,410	308,400
		342,104	361,169	0.33%

Japan Stock
WISDOMTREE JAPAN SMALLCAP DIVIDEND	1,250.00	47,263	55,350	0.05%

Asia Ex-Japan Stock
ISHARES MSCI SINGAPORE INDEX	38,750.00	496,940	503,556
TEMPLETON DRAGON FUND COM	2,000.00	63,349	56,400
		560,289	559,956	0.50%

Latin America Stock
ISHARES MSCI BRAZIL INDEX	2,885.00	187,470	173,836	0.16%

TOTAL INTERNATIONAL EQUITIES		1,908,470	1,994,542	1.80%

SPECIALTY FUNDS
Pharmaceuticals & Biotechnology
ISHARES NASDAQ BIOTECHNOLOGY	500.00	45,277	62,695	0.06%

22

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
Utilities
REAVES UTILITY INCOME FUND		15,285.00	339,969	408,874
UTILITIES SELECT SECTOR SPDR		48,000.00	1,591,774	1,711,680
			1,931,743	2,120,554	1.91%

Large Cap Blend
POWERSHARES DIVIDEND ACHIEVERS		3,500.00	49,858	55,265
SOUND SHORE FD INC COM		1,607.64	53,422	53,502
T ROWE PRICE PERSONAL STRAT GROWTH		4,370.83	90,476	108,440
WISDOMTREE LARGECAP DIVIDEND		1,500.00	63,692	79,425
YACKTMAN FUND INC COM		14,258.04	256,985	265,628
			514,433	562,260	0.51%

Foreign Large Blend
WISDOMTREE TRUST EMERG MKTS EQUITY INC		2,000.00	109,230	113,400	0.10%

Foreign Large Value
ISHARES DOW JONES INTL SELECT DIV INDEX		3,300.00	101,029	105,019	0.09%

Japan Stock
JAPAN SMALLER CAPTLZTN FUND INC		10,000.00	74,980	78,300	0.07%

Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	255,952
ISHARES S&P US PREFERRED STOCK INDEX		1,250.00	49,231	48,675
SPDR S&P REGIONAL BANKING ETF		5,000.00	130,825	140,350
			430,056	444,977	0.40%

Natural Resources
ENERPLUS RES FD UNIT TR G		14,500.00	291,123	268,105	0.24%

Precious Metals
MARKET VECTORS JUNIOR GOLD MINERS ETF		30,000.00	852,848	699,000
MARKET VECTORS GOLD MINERS ETF		43,000.00	2,078,475	1,994,770
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,618,800
			3,900,873	4,312,570	3.89%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,892	477,072	0.43%

23

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
Moderate Allocation
FPA CRESCENT PORTFOLIO		18,462.15	525,303	525,063
MERGER FD SH BEN INT		3,150.99	50,069	49,817
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	259,318
SEQUOIA FD INC COM		740.54	108,371	119,864
			947,343	954,062	0.86%

World Allocation
BLACKROCK GLOBAL ALLOCATION INV A		2,587.00	50,861	50,162
IVY ASSET STRATEGY FD CL I		31,926.78	873,099	827,223
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,217.43	510,000	507,142
WINTERGREEN INVESTOR	[3]	7,005.79	102,985	103,195
			1,536,945	1,487,722	1.34%

TOTAL SPECIALTY FUNDS			10,305,924	10,986,736	9.90%

TOTAL STOCK MUTUAL FUNDS			12,400,768	13,169,929	11.86%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$39,801,222	$41,741,574	37.60%

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP	[2]	$2,000,000	$2,884,879
GREENLIGHT MASTERS QUALIFIED LP	[2]	2,500,000	2,744,347
HAYMAN CAPITAL PARTNERS LP	[2]	2,500,000	2,521,295
LMC COMPASS FUND LP	[2]	1,500,000	2,177,762
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2]	1,000,000	1,049,171
PRIVET FUND LP	[2]	500,000	585,517
RIVERNORTH CAPITAL PARTNERS, LP	[2]	2,000,000	2,331,090
STARK INVESTMENTS LP	[2]	279,858	820,216
STARK STRUCTURED FINANCE ONSHORE FUND	[2]	671,300	765,566
WALNUT INVESTMENT PARTNERS	[2]	235,567	-
TOTAL LIMITED PARTNERSHIPS		13,186,725	15,879,843	14.31%

TOTAL OTHER INVESTMENTS		$13,186,725	$15,879,843	14.31%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	10,000.00	COMPANHIA DE BEBIDAS DAS A		$274,264	$419,800
	1,000.00	MCDONALDS CORP COM		95,695	97,450
	15,000.00	STAPLES INC COM		225,764	231,000
				595,723	748,250	0.67%

Retailing	1,000.00	DOMINOS PIZZA INC COM		17,760	37,810
	1,500.00	PANERA BREAD CO CL A	[3]	219,504	236,880
				237,264	274,690	0.25%

TOTAL CONSUMER DISCRETIONARY				832,987	1,022,940	0.92%

CONSUMER STAPLES
Food & Staples Retailing	5,000.00	CVS CAREMARK CORP COM STK		156,407	223,100
	5,000.00	FAMILY DOLLAR STORES INC COM		254,159	337,750
	10,000.00	WAL-MART STORES INC COM		497,049	589,100
				907,615	1,149,950	1.04%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC COM		182,250	322,100
	2,500.00	DIAGEO P L C SPON ADR NEW		139,962	252,800
	3,500.00	GENERAL MILLS INC COM		122,082	136,115
	1,000.00	HERSHEY CO COMMON		61,459	67,010
	10,000.00	KRAFT FOODS INC CL A		324,024	398,700
	2,000.00	LORILLARD INC COM STK		228,423	270,580
	10,000.00	NESTLE S A SPONSORED ADR		396,900	611,400
	5,000.00	PHILIP MORRIS INTL COM		217,000	447,550
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	163,320
	2,000.00	SMUCKER J M CO COM		121,939	159,260
				1,937,555	2,828,835	2.55%

Household & Personal Products	15,000.00	AVON PRODS INC COM		282,483	324,000
	8,000.00	PROCTER & GAMBLE CO COM		518,350	509,120
				800,833	833,120	0.75%

TOTAL CONSUMER STAPLES				3,646,003	4,811,905	4.34%

ENERGY	1,500.00	APACHE CORP COM		180,068	143,910
	25,000.00	ATLANTIC POWER CORP.		351,696	357,000
	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	69,920
	3,000.00	BP PRUDHOE BAY ROYALTY TRUST		256,047	373,380
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	112,900
	1,500.00	CHEVRON CORP		160,305	159,840
	28,500.00	CPFL ENERGIA S A SPONS ADR		499,686	803,700
	1,500.00	DEVON ENERGY CORP NEW COM		118,668	104,775
	500.00	ENCANA CORP COM		13,161	10,470
	4,000.00	ENERGY TRANSFER EQUITY LP		150,093	167,840
	2,500.00	ENERGY TRANSFER PARTNERS LP		117,514	124,075
	4,000.00	ENSCO PLC		194,734	218,600
	17,440.00	ENTERPRISE PRODUCTS PARTNERS		463,200	898,858
	3,004.00	EXXON MOBIL CORP COM		226,997	259,365
	8,000.00	KINDER MORGAN ENERGY PARTNERS		491,126	659,520
	5,000.00	KINDER MORGAN INC		173,187	179,500

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY (continued)	205.24	KINDER MORGAN MANAGEMENT	[3]	7,936	15,625
	336,759.66	KINDER MORGAN MGMT MGMT FR	[3]	4	-
	15,000.00	LINN ENERGY LLC		270,792	603,750
	12,500.00	MARKWEST ENERGY PARTNERS LP		159,043	751,875
	10,000.00	MLP & STRATEGY EQUITY FD INC		138,072	175,400
	2,500.00	ONEOK INC COM		107,538	214,725
	1,500.00	PEABODY ENERGY CORP COM		90,350	46,665
	2,500.00	PENN WEST PETROLEUM LTD		45,428	42,850
	8,900.00	PETROLEO BRASILEIRO SA		265,836	209,550
	5,000.00	PLAINS ALL AMERN PIPELINE		245,274	409,650
	5,000.00	SANDRIDGE PERMIAN TRUST		117,640	118,250
	3,000.00	SEADRILL LIMITED SHS		90,941	117,390
	5,000.00	TARGA RESOURCES PARTNERS LP		134,173	215,150
	1,500.00	TOTAL S A SPONSORED ADR		81,234	72,165
	4,500.00	TRANSMONTAIGNE PARTNERS LP		122,500	153,450
	3,000.00	TRANSOCEAN INC NEW SHS		209,037	151,170
	2,000.00	WALTER ENERGY INC		168,261	132,620
TOTAL ENERGY				5,850,361	8,073,938	7.27%

FINANCIALS
Banks	5,000.00	BANK OF NOVA SCOTIA		258,188	277,300	0.25%

Diversified Financials	4,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	331,206	362,025
	500.00	CME GROUP		138,071	132,910
	3,500.00	NYSE EURONEXT COM		95,848	90,125
				565,125	585,060	0.53%

Real Estate	35,000.00	MEDICAL PROPERTIES TRUST INC		370,003	328,300
	2,000.00	VENTAS INC COM		91,107	117,580
				461,110	445,880	0.40%

Financial	1,500.00	AMERICAN EXPRESS CO		66,021	90,315
	2,000.00	IBERIABANK CORP COM		115,213	102,140
	4,500.00	PROSPECT CAP CORP COM		55,070	49,140
				236,304	241,595	0.22%

TOTAL FINANCIALS				1,520,727	1,549,835	1.40%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	74,420
	50.00	LABORATORY CORP AMERICA HL	[3]	3,536	4,395
	1,500.00	VARIAN MEDICAL SYSTEMS INC		68,108	95,130
				129,194	173,945	0.16%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology	3,000.00	ASTRAZENECA PLC		135,341	131,700
	2,000.00	CUBIST PHARMACEUTICALS	[3]	60,030	84,560
	500.00	IMMUNOGEN INC COM	[3]	5,722	6,375
	10,000.00	JOHNSON & JOHNSON COM		619,124	651,000
	27,500.00	PFIZER INC COM		503,831	629,750
	15,000.00	SANOFI SPONSORED ADR		515,822	572,700
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	19,770
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	45,765
				1,907,839	2,141,620	1.93%

TOTAL HEALTH CARE				2,037,033	2,315,565	2.09%

INDUSTRIALS
Capital Goods	3,000.00	EMBRAER SA ADR		99,154	103,920
	1,500.00	NORTHROP GRUMMAN CORP COM		103,221	94,920
	1,000.00	RAYTHEON CO COM		49,982	54,140
	2,000.00	SIEMENS AG SPONSORED ADR		232,200	185,740
				484,557	438,720	0.40%

Commercial Services & Supplies	1,000.00	STERICYCLE INC COM	[3]	85,105	86,600
	4,000.00	US ECOLOGY INC COM		89,131	86,560
	500.00	WASTE MGMT INC COM		17,412	17,100
				191,648	190,260	0.17%

Transportation	2,000.00	NORFOLK SOUTHERN CORP COM		146,659	145,860	0.13%

TOTAL INDUSTRIALS				822,864	774,840	0.70%

INFORMATION TECHNOLOGY
Software & Services	28,500.00	MICROSOFT CORP COM		692,087	912,427
	6,000.00	ORACLE CORP COM		151,859	176,400
				843,946	1,088,827	0.98%

Technology Hardware & Equipment	15,700.00	CISCO SYSTEMS INC COM		306,658	316,433
	9,000.00	CORNING INC COM		177,622	129,150
	10,000.00	DELL INC.	[3]	148,773	163,700
	10,000.00	HEWLETT PACKARD CO COM		254,968	247,600
	1,300.00	INTL BUSINESS MACHINES CORP		182,478	269,204
	1,500.00	QUALCOMM INC COM		71,275	95,745
	25,000.00	XEROX CORP COM		195,967	194,500
				1,337,741	1,416,332	1.28%

Semiconductors &	11,500.00	INTEL CORP COM		241,047	326,543
Semiconductor Equipment	1,500.00	XILINX INC COM		41,542	54,570
				282,589	381,113	0.34%

TOTAL INFORMATION TECHNOLOGY				2,464,276	2,886,272	2.60%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
MATERIALS	5,000.00	BROOKFIELD INFRASTRUCTURE	143,843	157,700
	5,000.00	CLIFFS NATURAL RESOURCES INC	350,403	311,300
	4,000.00	MOSAIC CO	186,574	211,280
	7,500.00	NEWMONT MINING CORP COM	488,457	357,375
	2,000.00	POTASH CORPORATION	84,161	84,960
	4,000.00	RPM INTL INC COM	84,679	106,280
TOTAL MATERIALS			1,338,117	1,228,895	1.11%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV	55,017	53,300
	3,000.00	AT&T INC COM	84,047	98,730
	2,500.00	BCE INC COM	99,660	101,325
	5,500.00	CONSOLIDATED COMM HLDGS COM	102,683	106,425
	1,000.00	DISH NETWORK	31,333	31,970
	5,000.00	SINGAPORE TELECOMM LTD ADR	121,425	126,081
	500.00	SK TELECOM LTD SPONSORED A	9,648	6,760
	3,000.00	TELECOM ARGENTINA SA	78,209	43,890
	12,000.00	TELEFONICA BRASIL S.A.	290,862	341,640
	19,000.00	TELEFONICA S A	345,548	277,970
	10,000.00	VODAFONE GROUP	220,750	278,200
TOTAL TELECOMMUNICATION SERVICES			1,439,182	1,466,291	1.32%

UTILITIES	2,000.00	AMERIGAS PARTNERS LP COM	84,720	81,040
	10,000.00	COMPANHIA ENERGETICA SP ADR	174,849	246,700
	6,500.00	DOMINION RES INC VA COM	330,756	339,235
	44,500.00	DUKE ENERGY CORP COM	728,152	953,635
	2,500.00	ENERSIS SA	49,539	50,675
	1,000.00	ENTERGY CORP NEW COM	69,388	65,560
	10,000.00	EXELON CORP COM	429,255	390,100
	3,000.00	FIRSTENERGY CORP COM	131,592	140,460
	2,000.00	INTEGRYS ENERGY GROUP COM	104,066	109,280
	10,000.00	NATIONAL GRID PLC SPON ADR	496,411	540,900
	6,000.00	ONEOK PARTNERS LP COM	155,009	334,560
	5,000.00	PROGRESS ENERGY INC COM	222,425	266,100
	17,500.00	SOUTHERN CO COM	628,940	803,950
TOTAL UTILITIES			3,605,102	4,322,195	3.89%

TOTAL INVESTMENTS IN COMMON STOCKS			$23,556,652	$28,452,676	25.63%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)(Unaudited)
April 30, 2012

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

30

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)(Unaudited)
April 30, 2012

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$23,934,103	$23,934,103	21.56%

TOTAL INVESTMENTS - MARKET VALUE		$112,425,367	101.28%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(1,424,896)	-1.28%

TOTAL NET ASSETS		$111,000,471	100.00%

1In default
[2]Market value determined by the Fund's Board of Directors
[3]Non-income producing security

31

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
APACHE CORP CALL OPTION, $115 EXP 7/21/12	[3]	(15.00)	$(3,926)	$(390)
ATLAS PIPELINE PARTNERS CALL OPTION, $41 EXP 8/18/12	[3]	(20.00)	(2,369)	(300)
CHEVRON CORP CALL OPTION, $115 EXP 6/16/12	[3]	(10.00)	(1,801)	(150)
CISCO SYSTEMS CALL OPTION, $20 EXP 6/16/12	[3]	(100.00)	(8,444)	(8,400)
CME GROUP CALL OPTION, $300 EXP 6/16/12	[3]	(5.00)	(2,835)	(375)
CUBIST PHARMACEUTICAL CALL OPTION, $44 EXP 5/19/12	[3]	(10.00)	(994)	(400)
CVS CAREMARK CALL OPTION, $45 EXP 5/19/12	[3]	(50.00)	(9,372)	(3,900)
DIAGEO PLC CALL OPTION, $100 EXP 7/21/12	[3]	(25.00)	(6,226)	(9,125)
DISH NETWORK CRP CALL OPTION, $35 EXP 9/22/12	[3]	(10.00)	(1,524)	(1,500)
DOMINOS PIZZA CALL OPTION, $33 EXP 6/16/12	[3]	(10.00)	(1,084)	(4,500)
KRAFT FOODS CALL OPTION, $38 EXP 6/16/12	[3]	(50.00)	(5,336)	(10,350)
KRAFT FOODS CALL OPTION, $40 EXP 6/16/12	[3]	(50.00)	(1,473)	(3,300)
LORILLARD INC CALL OPTION, $125 EXP 6/16/12	[3]	(20.00)	(2,612)	(22,000)
MICROSOFT CORP CALL OPTION, $32 EXP 6/16/12	[3]	(100.00)	(12,644)	(7,300)
MICROSOFT CORP CALL OPTION, $34 EXP 6/16/12	[3]	(100.00)	(4,945)	(1,700)
NYSE EURONEXT CALL OPTION, $31 EXP 6/16/12	[3]	(11.00)	(456)	(55)
PANERA BREAD CALL OPTION, $165 EXP 5/19/12	[3]	(15.00)	(5,077)	(1,530)
SMUCKER J M CO CALL OPTION, $85 EXP 7/21/12	[3]	(10.00)	(1,284)	(500)
STERICYCLE INC CALL OPTION, $90 EXP 5/19/12	[3]	(10.00)	(1,639)	(400)
TELEFONICA CALL OPTION, $17.50 EXP 6/16/12	[3]	(70.00)	(7,717)	(350)
TOTAL CALL OPTIONS - LIABILITIES			(81,758)	(76,525)	-0.07%

PUT OPTIONS:
APOLLO GROUP PUT OPTION, $40 EXP 5/19/12	[3]	(125.00)	(20,969)	(63,750)
APPLE INC PUT OPTION, $575 EXP 5/19/12	[3]	(10.00)	(12,634)	(12,050)
APPLE INC PUT OPTION, $310 EXP 7/21/12	[3]	(15.00)	(31,551)	(465)
APPLE INC PUT OPTION, $370 EXP 7/21/12	[3]	(10.00)	(16,184)	(760)
APPLE INC PUT OPTION, $405 EXP 7/21/12	[3]	(5.00)	(7,745)	(600)
BANK OF AMERICA PUT OPTION, $5 EXP 8/18/12	[3]	(300.00)	(9,232)	(2,100)
CIT GROUP INC PUT OPTION, $25 EXP 7/21/12	[3]	(100.00)	(15,594)	(300)
CONOCOPHILLIPS PUT OPTION, $50 EXP 1/19/13	[3]	(100.00)	(50,844)	(9,000)
DELL INC PUT OPTION, $14 EXP 8/18/12	[3]	(75.00)	(3,183)	(2,175)
DELL INC PUT OPTION, $15 EXP 8/18/12	[3]	(75.00)	(4,611)	(3,750)
DELL INC PUT OPTION, $10 EXP 1/19/13	[3]	(250.00)	(23,971)	(3,500)
DISH NETWORK PUT OPTION, $25 EXP 9/22/12	[3]	(10.00)	(984)	(550)
EMC CORP PUT OPTION, $23 EXP 7/21/12	[3]	(25.00)	(1,736)	(425)
EXPRESS SCRIPT PUT OPTION, $35 EXP 5/19/12	[3]	(50.00)	(10,783)	(50)
EXPRESS SCRIPT PUT OPTION, $40 EXP 5/19/12	[3]	(40.00)	(9,467)	(280)
GOOGLE INC PUT OPTION, $540 EXP 6/16/12	[3]	(20.00)	(39,398)	(5,600)
HEWLETT PACKARD PUT OPTION, $20 EXP 1/19/13	[3]	(250.00)	(75,860)	(23,250)
INTERCONTINENTAL PUT OPTION, $100 EXP 6/16/12	[3]	(50.00)	(26,002)	(250)
ISHS SILVER TRUSTPUT OPTION, $25 EXP 7/21/12	[3]	(100.00)	(15,744)	(2,600)
LOWES COMPANIES INC PUT OPTION, $20 EXP 7/21/12	[3]	(125.00)	(12,358)	(625)
MKT VECTOR GOLD MINERS PUT OPTION, $50 EXP 6/16/12	[3]	(100.00)	(25,586)	(44,000)
ORACLE CORP PUT OPTION, $21 EXP 6/16/12	[3]	(100.00)	(10,906)	(300)
ORACLE CORP PUT OPTION, $25 EXP 6/16/12	[3]	(30.00)	(3,523)	(330)
SAP AG PUT OPTION, $42.50 EXP 6/16/12	[3]	(50.00)	(8,437)	(250)
ST. JOE CO. PUT OPTION, $10 EXP 1/19/13	[3]	(162.00)	(20,721)	(4,050)
SYMANTEC CORP PUT OPTION, $14 EXP 10/20/12	[3]	(500.00)	(25,907)	(22,000)

32

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2012

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

TD AMERITRADE PUT OPTION, $13 EXP 5/19/12	[3]	(250.00)	(15,862)	(3,750)
VARIAN MEDICAL SYSTEMS PUT OPTION, $60 EXP 11/17/12	[3]	(20.00)	(4,494)	(6,600)
XEROX CORP PUT OPTION, $50 EXP 1/19/13	[3]	(1,000.00)	(40,673)	(10,000)
YAHOO INC PUT OPTION, $13 EXP 7/21/12	[3]	(250.00)	(18,109)	(3,250)
YAHOO INC PUT OPTION, $14 EXP 7/21/12	[3]	(125.00)	(12,681)	(3,250)
TOTAL PUT OPTIONS - LIABILITIES			$(575,749)	$(229,860)	-0.21%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(657,507)	$(306,385)	-0.28%

33

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed

under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for

Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End

Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill

Paul H. Broyhill

Chairman and Chief Executive Officer

Date: June 13, 2012

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 13, 2012